UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08134
Investment Company Act File Number

Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

January 31
Date of Fiscal Year End

October 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	$1,116,470
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(2)	1,055,255

		$2,171,725

Electric Utilities — 1.8%
$1,000	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	$1,027,520

		$1,027,520

Hospital — 1.3%
$860	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$741,337

		$741,337

Industrial Development Revenue — 1.7%
$1,040	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,023,162

		$1,023,162

Insured-Education — 7.6%
$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$235,930
1,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,017,370
1,100	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	1,112,375
1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25	1,061,680
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,024,860

		$4,452,215

Insured-Electric Utilities — 4.6%
$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$527,900
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	496,795
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,085,490
565	South Carolina State Public Service Authority, (BHAC), 5.50%, 1/1/38	606,149

		$2,716,334

Insured-General Obligations — 11.8%
$1,000	Anderson County, SC, School District No. 5, (FSA), 5.25%, 2/1/31	$1,053,980
1,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,013,720
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,174,210
700	Mississippi Development Bank, Special Obligation, (Hinds Community College District), (AGC), 5.375%, 10/1/33	737,093
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	813,168
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,180,060
1,985	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	953,018

		$6,925,249

Insured-Hospital — 11.6%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,048,150
670	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), (NPFG), 5.125%, 4/1/31	632,145
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	368,927
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	1,252,550
1,000	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(2)	942,455
1,090	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,128,760
1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	1,039,150
390	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	412,565

		$6,824,702

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Housing — 0.9%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,210

		$500,210

Insured-Industrial Development Revenue — 1.2%
$685	Pennsylvania Economic Development Financing Authority, (BHAC), 5.00%, 10/1/39	$704,399

		$704,399

Insured-Lease Revenue/Certificates of Participation — 3.4%
$1,300	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,096,225
1,000	Phoenix, AZ, Civic Improvement Corp., District Revenue, (BHAC), (FGIC), 0.00%, 7/1/32	887,410

		$1,983,635

Insured-Other Revenue — 1.6%
$1,630	New York NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	$451,575
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	490,185

		$941,760

Insured-Solid Waste — 0.9%
$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$500,870

		$500,870

Insured-Special Assessment Revenue — 1.9%
$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$327,471
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	756,285

		$1,083,756

Insured-Special Tax Revenue — 13.8%
$1,000	Central Puget Sound, WA, Regional Transportation Authority, Sales and Use Tax Revenue, (FSA), 5.00%, 11/1/32	$1,033,970
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31	1,366,363
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	287,350
1,000	Massachusetts Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,119,220
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,115,800
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	806,475
1,475	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,506,904
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	469,420
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	200,556
1,220	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	74,627
225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	28,564
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	52,906
355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	39,299

		$8,101,454

Insured-Student Loan — 3.2%
$830	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$853,796
1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	1,039,900

		$1,893,696

Insured-Transportation — 12.9%
$270	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	$248,554
475	Chicago, IL, (O’Hare International Airport), (FSA), (AMT), 5.25%, 1/1/30	473,209
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,084,590
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	189,043
500	Metropolitan Washington, D.C., Airports Authority, (NPFG), (AMT), 5.00%, 10/1/35	494,250
1,115	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	1,053,162
905	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	863,270

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	$1,085,020
1,075	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/30	1,245,087
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	822,990

		$7,559,175

Insured-Water and Sewer — 16.2%
$1,440	Austin, TX, Water and Wastewater System Revenue, (BHAC), (FSA), 5.00%, 11/15/33	$1,482,134
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	754,915
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	184,476
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	118,855
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	180,957
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,231,927
200	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	183,224
1,000	Jacksonville, FL, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,000,390
1,195	Los Angeles, CA, Department of Water and Power, (AMBAC), 5.00%, 7/1/44	1,210,177
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	505,115
635	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	705,129
555	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38	508,241
225	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	214,313
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,198,442

		$9,478,295

Special Tax Revenue — 1.4%
$810	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$823,341

		$823,341

Transportation — 2.8%
$2,730	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	$564,919
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,072,379

		$1,637,298

Total Tax-Exempt Investments — 104.3% (identified cost $59,176,454)		$61,090,133

Other Assets, Less Liabilities — (4.3)%		$(2,499,125)

Net Assets — 100.0%		$58,591,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

3

At October 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	New York	17.4%
	Florida	15.8%
	New Jersey	10.8%
	Others, representing less than 10% individually	60.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 87.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.1% to 29.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	40 U.S. Treasury Bond	Short	$(4,776,735)	$(4,806,250)	$(29,515)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
JPMorgan Chase Co.	$812,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$18,626
Merrill Lynch Capital Services, Inc.	850,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009/ December 1, 2039	(51,871)

					$(33,245)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $18,626 and $81,386, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,362,461

Gross unrealized appreciation	$2,924,139
Gross unrealized depreciation	(1,086,467)

Net unrealized appreciation	$1,837,672

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,090,133	$—	$61,090,133
Interest Rate Swaps	—	18,626	—	18,626

Total	$—	$61,108,759	$—	$61,108,759

Liability Description

Futures Contracts	$(29,515)	$—	$—	$(29,515)
Interest Rate Swaps	—	(51,871)	—	(51,871)

Total	$(29,515)	$(51,871)	$—	$(81,386)

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Insured Municipals Fund.

6

Eaton Vance Kansas Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.1%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$375,210

		$375,210

Escrowed/Prerefunded — 5.1%
$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$367,026
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15(1)	840,320
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	561,525

		$1,768,871

Hospital — 13.3%
$500	City of Wichita, (Christi Health System, Inc), 5.00%, 11/15/34	$486,075
1,000	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	1,031,520
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	506,750
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	707,835
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	493,160
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	814,151
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	250,127
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	368,332

		$4,657,950

Insured-Education — 4.0%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$109,279
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	921,160
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	384,076

		$1,414,515

Insured-Electric Utilities — 8.1%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$251,897
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	772,704
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	569,526
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	334,100
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	380,175
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	514,665

		$2,823,067

Insured-Escrowed/Prerefunded — 1.8%
$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	$558,640
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	60,144

		$618,784

Insured-General Obligations — 18.3%
$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,387,017
870	Geary County, (XLCA), 3.50%, 9/1/31	698,732
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	276,062
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	520,250
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	620,532
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	233,722
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	352,518
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	530,710
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	249,209
500	Reno County, Unified School District #308, (NPFG), 4.00%, 9/1/26	471,815
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	513,040

1

Principal
Amount
(000’s omitted)	Security	Value
$500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 8/1/27	$529,600

		$6,383,207

Insured-Hospital — 7.4%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$243,883
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (NPFG), 5.00%, 12/1/25	500,125
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (NPFG), 5.375%, 11/15/26	499,155
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	533,178
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	547,022
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	251,167

		$2,574,530

Insured-Housing — 0.7%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$250,118

		$250,118

Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$257,390

		$257,390

Insured-Lease Revenue/Certificates of Participation — 1.5%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$538,120

		$538,120

Insured-Other Revenue — 2.8%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$263,295
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	459,554
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	269,622

		$992,471

Insured-Public Power/Electric Utilities — 2.2%
$250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	$262,592
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 9/1/32	507,040

		$769,632

Insured-Special Tax Revenue — 6.7%
$1,000	Dodge City, (AGC), 5.00%, 6/1/34	$1,026,010
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	71,120
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	20,454
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	364,989
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	177,087
1,170	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	148,531
3,685	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	438,110
850	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	94,095

		$2,340,396

Insured-Transportation — 4.0%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$765,540
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	633,069

		$1,398,609

Insured-Water and Sewer — 8.9%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$837,780
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	523,945
1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	961,180
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	774,855

		$3,097,760

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.0%
$350	Kansas Development Finance Authority, 5.00%, 11/1/34	$360,840

		$360,840

Special Tax Revenue — 2.6%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$70,666
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	76,607
410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	416,753
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	342,778

		$906,804

Transportation — 2.0%
$630	Kansas Department of Transportation Highway Revenue, 5.00%, 9/1/24	$693,813

		$693,813

Water and Sewer — 5.2%
$750	Johnson County, Water District #1, 3.25%, 12/1/30(3)	$622,620
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	966,810
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	212,350

		$1,801,780

Total Tax-Exempt Investments — 97.4% (identified cost $34,417,464)		$34,023,867

Other Assets, Less Liabilities — 2.6%		$904,342

Net Assets — 100.0%		$34,928,209

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PCR	-	Pollution Control Revenue

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. In addition, 10.6% of the Fund’s net assets at October 31, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 68.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts.

3

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	60 U.S. Treasury Bond	Short	$(7,161,978)	$(7,209,376)	$(47,398)

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
JPMorgan Chase Co.	$362,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010/ March 15, 2040	$8,310
Merrill Lynch Captial Services, Inc.	1,000,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009/ December 1, 2039	(61,024)

					$(52,714)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $8,310 and $108,422, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,020,623

Gross unrealized appreciation	$1,139,925
Gross unrealized depreciation	(1,436,681)

Net unrealized depreciation	$(296,756)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,023,867	$—	$34,023,867
Interest Rate Swaps	—	8,310	—	8,310

Total	$—	$34,032,177	$—	$34,032,177

Liability Description

Futures Contracts	$(47,398)	$—	$—	$(47,398)
Interest Rate Swaps	—	(61,024)	—	(61,024)

Total	$(47,398)	$(61,024)	$—	$(108,422)

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance Kansas Municipals Fund.

5

Eaton Vance High Yield Municipal Income Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 112.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.1%
$7,000	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,001,820
1,710	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,546,114
4,120	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	3,955,282
1,900	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,721,305
760	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	688,925

		$14,913,446

Education — 4.7%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,455,220
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	407,952
5,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)	5,582,375
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,552,550
5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38	5,231,100

		$34,229,197

Electric Utilities — 4.3%
$3,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,483,860
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	2,112,894
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33(2)	3,593,880
5,380	Hawaii Department of Budget and Finance, (Hawaiian Electric Company), 6.50%, 7/1/39	5,745,517
16,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	14,843,115
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,749,423

		$31,528,689

Escrowed/Prerefunded — 0.3%
$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$2,032,835

		$2,032,835

General Obligations — 2.5%
$1,210	Clackamas & Washington Counties, OR, School District No. 3, 5.00%, 6/15/26	$1,325,567
2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/27(6)	2,119,640
2,000	Frisco, TX, Independent School District, (PSF), 5.00%, 8/15/31(6)	2,084,560
6,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	6,001,860
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	6,692,965

		$18,224,592

Health Care-Miscellaneous — 2.2%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,774,359
596	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	595,887
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	3,196,368
865	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(2)	886,882
807	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	827,088

Principal
Amount
(000’s omitted)	Security	Value
$677	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(2)	$693,861
127	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(2)	130,475
289	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(2)	296,532
801	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(2)	821,413
335	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(2)	344,011
671	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(2)	686,788
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(2)	206,941
446	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(2)	457,289
369	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(2)	378,209
4,375	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	3,801,131

		$16,097,234

Hospital — 16.2%
$9,825	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,365,288
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	6,790,147
2,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,587,351
2,180	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,888,033
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	16,934,666
4,770	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	5,023,144
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	802,355
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	733,635
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,131,739
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	1,782,624
1,500	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	1,477,230
7,245	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	6,245,335
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,186,800
2,250	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,878,278
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,616,935
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,939,425
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,330,975
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,238,643
5,000	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	4,183,150
2,695	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32	2,317,511
20,805	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	17,175,360
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,251,418
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,373,896
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	4,915,330
3,000	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/34	2,557,230

		$117,726,498

Principal
Amount
(000’s omitted)	Security	Value
Housing — 3.4%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(2)	$4,126,200
1,630	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,484,816
430	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	387,366
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(2)	2,205,800
5,000	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(2)	4,637,400
2,855	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,574,610
1,285	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,079,194
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(3)	756,697
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(3)	1,759,760
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,393,223
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 19.427%, 10/1/35(2)(4)(5)	1,449,084

		$24,854,150

Industrial Development Revenue — 16.3%
$1,960	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,561,081
2,825	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,867,234
4,500	Alabama Industrial Development Authority Solid Waste Disposal Revenue, (AMT), 6.45%, 12/1/23	2,485,845
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,478,050
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	1,920,380
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,905,343
6,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	4,789,134
3,505	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	3,246,822
3,040	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,847,325
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	4,850,915
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,892,575
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	12,445,576
2,605	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,150,636
565	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	488,714
1,300	Michigan Strategic Fund, (S.D. Warren), Series C, (AMT), 7.375%, 1/15/22	1,053,364
6,245	New Jersey Economic Development Authority, (New Jersey American Water Co.), (AMT), 5.70%, 10/1/39	6,141,645
10,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	8,680,286
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,687,160
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	7,535,377
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	5,799,360
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,428,809
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,006,230
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	6,103,270
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	5,798,384
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	1,684,980
6,510	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	5,005,083
10,870	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,914,309

		$118,767,887

Insured-Education — 1.2%
$8,500	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26	$8,710,545

		$8,710,545

Principal
Amount
(000’s omitted)	Security	Value
Insured-Electric Utilities — 1.7%
$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	$5,128,541
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	7,377,404

		$12,505,945

Insured-General Obligations — 1.2%
$9,695	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,632,407
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,322,864
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	879,439

		$8,834,710

Insured-Hospital — 1.0%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	$7,332,785

		$7,332,785

Insured-Lease Revenue/Certificates of Participation — 0.2%
$1,805	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,522,066

		$1,522,066

Insured-Other Revenue — 2.0%
$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$3,286,057
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,712,800
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,128,266
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,731,410

		$14,858,533

Insured-Special Tax Revenue — 1.9%
$14,500	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	$8,089,550
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,612,320
515	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	65,379
9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,108,650
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	604,422

		$13,480,321

Insured-Student Loan — 2.9%
$10,825	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$11,256,917
11,135	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	9,423,328

		$20,680,245

Insured-Transportation — 5.6%
$1,315	Dallas-Fort Worth, TX, International Airport, (AMBAC), (FSA), 5.00%, 11/1/32	$1,264,596
15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	2,943,450
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	3,663,600
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	941,031
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	441,821
10,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	7,467,800
3,240	San Jose, CA, Airport, (AMBAC), (FSA), (AMT), 5.00%, 3/1/37	2,969,330
7,150	San Jose, CA, Airport, (AMBAC), (BHAC), (FSA), (AMT), 6.00%, 3/1/47	7,573,209
19,910	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	7,899,890
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,574,200

		$40,738,927

Lease Revenue/Certificates of Participation — 3.0%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,759,290

		$21,759,290

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 0.8%
$2,250	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,251,710
1,085	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	911,747
2,685	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,257,360

		$5,420,817

Other Revenue — 13.3%
$112,970	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$4,667,921
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	330,800
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	5,426,979
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,620,000
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,501,268
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(2)	4,229,040
2,410	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	2,300,369
6,515	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	4,976,874
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	7,459,848
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(2)	10,031,980
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	246,502
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	13,290,000
530	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	519,649
1,205	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,063,461
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	207,568
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,250,648
1,798	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(2)	1,422,667
3,135	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	2,681,522
1,334	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,304,898
9,000	Seminole Tribe, FL, 5.25%, 10/1/27(2)	8,136,360
6,135	Seminole Tribe, FL, 5.50%, 10/1/24(2)	5,794,630
8,410	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	8,765,995
1,640	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	1,708,782
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	939,911
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	5,898,121
1,040	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	1,032,491

		$96,808,284

Senior Living/Life Care — 6.7%
$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	$1,675,550
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,424,351
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	5,123,580
3,000	Cliff House Trust, PA, (AMT), 4.638%, 6/1/27(7)	1,631,460
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,454,003
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,351,142
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,034,575
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	5,497,800
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,207,998
5,865	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	5,316,564
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	826,531
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,082,219
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	1,947,253
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(8)	1,998,438
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	451,809
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,077,694
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	4,463,222
2,500	Washington State Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,165,100

		$48,729,289

Principal
Amount
(000’s omitted)	Security	Value
Solid Waste — 0.4%
$2,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,563,281

		$2,563,281

Special Assessment Revenue — 0.6%
$2,245	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,779,567
2,965	University Square, FL, Community Development District, 5.875%, 5/1/38	2,346,649

		$4,126,216

Special Tax Revenue — 6.7%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$826,069
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,221,363
2,675	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	2,708,304
228	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	175,574
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,074,375
2,905	Denver, CO, Urban Renewal Authority, 8.00%, 12/1/24	1,727,313
3,515	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37(2)	2,428,303
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	22,616,694
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,805,726
6,255	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,522,316
2,360	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,416,873
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	1,608,372
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,696,723

		$48,828,005

Transportation — 7.5%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$578,798
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	2,448,601
4,475	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	2,897,428
23,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	14,206,584
770	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	699,899
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	936,360
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,169,540
7,150	North Texas Tollway Authority, 5.75%, 1/1/38	7,232,940
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,816,839
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,193,187
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,665,990
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,354,515
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,075,173

		$54,275,854

Water and Sewer — 3.8%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,398,131
4,310	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/35	4,492,658
9,990	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	10,017,639
6,390	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	6,756,126
10	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40	10,573

		$27,675,127

Total Tax-Exempt Investments — 112.5% (identified cost $910,334,719)		$817,224,768

Other Assets, Less Liabilities — (12.5)%		$(90,552,852)

Net Assets — 100.0%		$726,671,916

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	14.7%
		Texas	14.6%
		Massachusetts	10.3%
		Others, representing less than 10% individually	72.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 5.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the aggregate value of these securities is $59,682,954 or 8.2% of the Fund’s net assets.

(3)		Security is in default and is making only partial interest payments.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2009.

(6)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(7)		Security is in default with respect to scheduled principal payments.

(8)		Defaulted bond.

A summary of financial instruments outstanding at October 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/09	443 U.S. Treasury Bond	Short	$(52,891,957)	$(53,229,219)	$(337,262)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
			3-month	March 15, 2010/
JPMorgan Chase Co.	$20,000,000	4.097%	USD-LIBOR-BBA	March 15, 2040	$458,485

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At October 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $458,485 and $337,262, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$809,783,056

Gross unrealized appreciation	$16,776,724
Gross unrealized depreciation	(108,762,012)

Net unrealized depreciation	$(91,985,288)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$817,224,768	$—	$817,224,768

Interest Rate Swaps	$—	$458,485	$—	$458,485

Total	$—	$817,683,253	$—	$817,683,253

Liability Description

Futures Contracts	$(337,262)	$—	$—	$(337,262)

Total	$(337,262)	$—	$—	$(337,262)

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective December 1, 2009, the name of the Fund was changed from Eaton Vance High Yield Municipals Fund.

Eaton Vance Tax-Advantaged Bond Strategies Fund	as of October 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 61.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.3%
$3,170	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	$3,328,120
2,535	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,629,505
400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	436,864
1,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	1,126,920
245	Virginia Public School Authority, 4.00%, 7/15/13	266,981
160	Virginia Public School Authority, 5.00%, 8/1/13	180,282
2,440	Virginia Public School Authority, 5.00%, 8/1/15	2,780,453

		$10,749,125

Escrowed/Prerefunded — 4.1%
$1,900	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$2,131,382
325	Brazosport, TX, Independent School District, Prerefunded to 2/15/13, 5.50%, 2/15/20	368,219
1,000	Burlington County, NJ, Bridge Commission, Prerefunded to 8/15/12, 5.25%, 8/15/21	1,116,260
145	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	154,754
700	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/1/13, 5.25%, 8/1/33	797,650
5,000	Monroe County, PA, Hospital Authority, (Pocono Medical Center), Prerefunded to 1/1/14, 6.00%, 1/1/43	5,766,850

		$10,335,115

General Obligations — 41.4%
$390	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$439,740
1,030	Atlantic County, NJ, 2.50%, 10/1/14	1,045,769
35	Austin, TX, Independent School District, 5.25%, 8/1/15	40,331
6,500	Baltimore County, MD, 3.40%, 11/1/15(1)	6,587,880
4,650	Bergen County, NJ, 3.25%, 11/1/16(1)	4,821,213
1,000	Cary, NC, 4.00%, 6/1/20	1,065,740
195	Cary, NC, 5.00%, 6/1/18	226,873
45	College Station, TX, 3.50%, 2/15/14	47,562
225	Connecticut, 5.75%, 11/1/19	270,175
150	Danbury, CT, 3.00%, 7/15/14	157,533
875	Deer Park Independent School District, TX, 3.00%, 2/15/15(1)	893,270
1,565	Delaware, 5.00%, 10/1/16	1,810,001
625	Delaware County, PA, 4.00%, 10/1/18	665,019
370	Duluth, MN, 4.00%, 2/1/13	398,775
190	Elmbrook, WI, School District, 4.00%, 4/1/13	204,883
700	Fairfax County, VA, 5.00%, 4/1/15	802,109
5,700	Fairfax County, VA, 5.00%, 10/1/16	6,615,876
3,000	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	3,376,980
975	Georgia, 5.00%, 5/1/15	1,117,662
100	Gwinnett County, GA, School District, 5.00%, 2/1/13	111,711
1,250	Hingham, MA, 3.00%, 4/15/15	1,303,850
450	Johnson County, KS, Unified School District No. 512, Shawnee Mission, 4.00%, 10/1/12	486,846
60	Maryland, 5.00%, 3/1/13	67,174
14,315	Maryland, 5.00%, 11/1/17(1)	16,677,118
4,000	Maryland, 5.25%, 8/15/19	4,748,440
1,000	Minnesota, 4.00%, 8/1/15	1,094,640
2,000	Minnesota, 4.00%, 8/1/16	2,185,680
3,000	Minnesota, 4.00%, 8/1/19	3,232,710
1,000	Minnesota, 5.00%, 6/1/18	1,160,140
7,500	Minnesota, 5.00%, 12/1/18	8,726,550
145	Monmouth County, NJ, 4.25%, 9/15/12	158,356
500	New Hanover County, NC, 5.00%, 12/1/18	577,840
725	Ohio, 4.00%, 9/1/14	785,095
1,235	Ohio, 4.00%, 9/1/15	1,330,107

1

Principal
Amount
(000’s omitted)	Security	Value
$3,105	Ohio, 5.00%, 9/15/14	$3,505,949
2,500	Ohio, 5.00%, 9/15/15	2,828,225
2,200	Ohio, 5.00%, 9/15/19	2,511,124
2,400	Pennsylvania, 5.00%, 7/1/19	2,758,896
2,225	Suffolk County, NY, 4.00%, 10/15/16	2,357,610
5,035	Suffolk County, NY, 4.00%, 10/15/19	5,139,174
130	Tyler, TX, Independent School District, 4.00%, 2/15/14	140,278
1,755	United Independent School District, TX, 5.00%, 8/15/15	1,996,734
1,000	Wake County, NC, 4.00%, 2/1/15	1,092,180
6,300	Washington, 5.00%, 1/1/14	7,053,606
1,000	Wayzata, MN, Independent School District No. 284, 4.00%, 2/1/14	1,084,960
440	Willow Fork Drain District, TX, 4.00%, 9/1/15	455,030
500	Willow Fork Drain District, TX, 4.50%, 9/1/19	510,220

		$104,667,634

Industrial Development Revenue — 0.8%
$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,096,280

		$2,096,280

Insured-Escrowed/Prerefunded — 5.6%
$1,150	Coral Gables, FL, Health Facilities Authority, (Mariners Hospital), (FSA), Prerefunded to 8/15/14, 5.25%, 8/15/24	$1,323,512
2,000	East Baton Rouge Parish, LA, (AMBAC), Prerefunded to 2/1/14, 5.125%, 2/1/18	2,291,160
290	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, (AMBAC), Prerefunded to 7/15/13, 5.25%, 7/15/17	327,700
1,800	Indiana Transportation Finance Authority, (FGIC), Prerefunded to 6/1/14, 5.25%, 6/1/24	2,068,902
1,000	Pennsylvania, (FSA), Prerefunded to 5/1/12, 5.50%, 5/1/18	1,112,590
5,210	Pennsylvania, (NPFG), Prerefunded to 2/1/14, 4.00%, 2/1/16	5,692,342
35	Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	39,524
290	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	326,711
1,000	West Bloomfield, MI, School District, (FGIC), Prerefunded to 5/1/10, 5.85%, 5/1/16	1,027,960

		$14,210,401

Insured-General Obligations — 0.1%
$5	Pennsylvania, (FSA), 5.00%, 9/1/14	$5,698
165	Pennsylvania, (NPFG), 5.00%, 7/1/14	182,827

		$188,525

Insured-Other Revenue — 0.0%
$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$83,922

		$83,922

Insured-Special Tax Revenue — 0.9%
$2,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,255,740

		$2,255,740

Insured-Transportation — 0.3%
$750	New Mexico Finance Authority, State Transportation Revenue, (AMBAC), 5.00%, 6/15/14	$845,685

		$845,685

Insured-Water and Sewer — 0.5%
$1,000	Austin, TX, (AMBAC), 5.50%, 11/15/15	$1,163,170
60	Everett, WA, Water and Sewer Revenue, (NPFG), 4.50%, 7/1/10	61,659

		$1,224,829

Lease Revenue/Certificates of Participation — 0.2%
$400	Gwinnett County, GA, Water and Sewerage Authority, 5.00%, 8/1/14	$457,124

		$457,124

2

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 0.2%
$550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	$625,323

		$625,323

Transportation — 0.9%
$250	Maryland State Department of Transportation, 5.00%, 3/1/13	$279,742
1,670	Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	1,807,575
95	Oregon State Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/12	106,001

		$2,193,318

Water and Sewer — 1.7%
$2,360	Louisville & Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/15	$2,618,514
1,020	Ohio State Water Development Authority, 5.00%, 12/1/19	1,172,623
495	Oxford, AL, Waterworks and Sewer Board, 3.25%, 12/1/15	493,634

		$4,284,771

Total Tax-Exempt Investments — 61.0% (identified cost $153,290,063)		$154,217,792

U.S. Government Agency Obligations — 6.5%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Federal Home Loan Bank, 3.625%, 10/18/13	$2,117,008
12,500	Federal Home Loan Bank, 5.50%, 8/13/14	14,224,650

Total U.S. Government Agency Obligations — 6.5% (identified cost $16,019,486)		$16,341,658

U.S. Treasury Obligations — 6.6%

Principal
Amount
(000’s omitted)	Security	Value
$2,000	U.S. Treasury Notes, 1.50%, 7/15/12	$2,013,438
500	U.S. Treasury Notes, 2.25%, 5/31/14	502,305
2,925	U.S. Treasury Notes, 2.375%, 8/31/14	2,940,769
3,500	U.S. Treasury Notes, 3.125%, 9/30/13	3,668,164
7,000	U.S. Treasury Notes, 4.25%, 8/15/15	7,628,908

Total U.S. Treasury Obligations — 6.6% (identified cost $16,537,586)		$16,753,584

Short-Term Investments — 14.4%

Principal
Amount
(000’s omitted)	Security	Value
$1,300	Durham, NC, Variable Rate, 0.26% , 12/1/15(2)	$1,300,000
8,000	Kansas State Department of Transportation, Variable Rate, 0.19%, 9/1/19(2)	8,000,000
1,715	Kansas State Department of Transportation, Variable Rate, (SPA: JPMorgan Chase Bank), 0.20%, 9/1/22(2)	1,715,000
2,000	Kansas State Department of Transportation, Variable Rate, 0.20%, 9/1/23(2)	2,000,000
5,000	New Hampshire Health & Education Facilities Authority, (Dartmouth College), Variable Rate, 0.20%, 6/1/32(2)	5,000,000
3,300	New York City Transitional Finance Authority, NY, Variable Rate, 0.20%, 2/15/30(2)	3,300,000
2,500	New York City Transitional Finance Authority, NY, Variable Rate, 0.23%, 11/15/22(2)	2,500,000
8,000	Ohio, Variable Rate, 0.20%, 3/15/25(2)	8,000,000

3

Principal
Amount
(000’s omitted)	Security	Value
$4,575	University of New Mexico, Variable Rate, (SPA: JPMorgan Chase Bank), 0.25%, 6/1/30(2)	$4,575,000

Total Short-Term Investments — 14.4% (identified cost $36,390,000)		$36,390,000

Total Investments — 88.5% (identified cost $222,237,135)		$223,703,034

Other Assets, Less Liabilities — 11.5%		$28,978,034

Net Assets — 100.0%		$252,681,068

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Maryland	13.8%
		Others, representing less than 10% individually	61.6%

The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2009, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 2.9% of total investments.

(1)	When- issued or delayed delivery security.

(2)	Variable rate demand obligations. The stated interest rate represents the rate in effect at October 31, 2009.

4

The Fund did not have any financial instruments outstanding at October 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$222,235,654

Gross unrealized appreciation	$1,816,466
Gross unrealized depreciation	(349,086)

Net unrealized appreciation	$1,467,380

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$154,217,792	$—	$154,217,792
U.S. Government Agency Obligations	—	16,341,658	—	16,341,658
U.S. Treasury Obligations	—	16,753,584	—	16,753,584
Short-Term Investments	—	36,390,000	—	36,390,000

Total Investments	$—	$223,703,034	$—	$223,703,034

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	December 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	December 23, 2009